Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued interest (1)	$—	$852
Accrued research and development	5,330	713
Accrued professional and consulting	884	645
Accrued employee compensation and benefits	2,751	15
Total accrued expenses and other current liabilities	$8,965	$2,225
_________________________
(1)Includes related party amount of $341 as of December 31, 2024.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

December 31, 2024
Accrued interest(1)	$852
Accrued research and development	713
Accrued professional and consulting	645

Accrued employee compensation and benefits	15
$2,225
_____________________
(1)Includes related party amount of $341 as of December 31, 2024